LEASES - Maturities of lease liabilities (Details)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Leases Commitment
2025	¥ 4,017,831	$ 552,871
2026	2,514,546	346,013
2027	1,628,766	224,126
Total lease payments	8,161,143	1,123,010
Less: imputed interest	(448,611)	(61,731)
Present value of lease liabilities	7,712,532	1,061,279	¥ 3,091,290
Operating lease liabilities - current	3,741,247	514,812	3,066,146
Operating lease liabilities - non-current	¥ 3,971,285	$ 546,467	¥ 25,144